Disposals and other non-operating items - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement
Impairment loss on goodwill related to assets held for sale	£ 36	£ 42
Risk
Statement
Impairment loss on goodwill related to assets held for sale		£ 42